Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2017
Registrant Name	Pear Tree Funds
Central Index Key	0000722885
Amendment Flag	false
Document Creation Date	Aug. 01, 2017
Document Effective Date	Aug. 01, 2017
Prospectus Date	Aug. 01, 2017
Pear Tree Polaris Small Cap Fund | Ordinary Shares
Risk/Return:
Trading Symbol	USBNX
Pear Tree Polaris Small Cap Fund | Institutional Shares
Risk/Return:
Trading Symbol	QBNAX
Pear Tree Polaris Small Cap Fund | R6 Shares
Risk/Return:
Trading Symbol	QBNRX
Pear Tree Quality Fund | Ordinary Shares
Risk/Return:
Trading Symbol	USBOX
Pear Tree Quality Fund | Institutional Shares
Risk/Return:
Trading Symbol	QGIAX
Pear Tree Quality Fund | R6 Shares
Risk/Return:
Trading Symbol	QGIRX
Pear Tree PanAgora Emerging Markets Fund | Ordinary Shares
Risk/Return:
Trading Symbol	QFFOX
Pear Tree PanAgora Emerging Markets Fund | Institutional Shares
Risk/Return:
Trading Symbol	QEMAX
Pear Tree PanAgora Emerging Markets Fund | R6 Shares
Risk/Return:
Trading Symbol	QFFRX
Pear Tree Panagora Risk Parity Emerging Markets Fund | Ordinary Shares
Risk/Return:
Trading Symbol	RPEMX
Pear Tree Panagora Risk Parity Emerging Markets Fund | Institutional Shares
Risk/Return:
Trading Symbol	EMRPX
Pear Tree Panagora Risk Parity Emerging Markets Fund | R6 Shares
Risk/Return:
Trading Symbol	EMRRX
Pear Tree Polaris Foreign Value Fund | Ordinary Shares
Risk/Return:
Trading Symbol	QFVOX
Pear Tree Polaris Foreign Value Fund | Institutional Shares
Risk/Return:
Trading Symbol	QFVIX
Pear Tree Polaris Foreign Value Fund | R6 Shares
Risk/Return:
Trading Symbol	QFVRX
Pear Tree Polaris Foreign Value Small Cap Fund | Ordinary Shares
Risk/Return:
Trading Symbol	QUSOX
Pear Tree Polaris Foreign Value Small Cap Fund | Institutional Shares
Risk/Return:
Trading Symbol	QUSIX
Pear Tree Polaris Foreign Value Small Cap Fund | R6 Shares
Risk/Return:
Trading Symbol	QUSRX